UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Class I:AUUIX

June 30, 2024

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AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.16%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Highlights

Top contributors to performance:

  During the period, security selection contributed to the Fund's performance relative to the benchmark.

Top detractors from performance:

  During the period, sector selection detracted from the Fund's performance relative to the benchmark.

Security Selection

Top contributors

  Consumer Discretionary

  Financials

  Information Technology

Sector

Top contributors

  Consumer Discretionary

  Real Estate

  Communication Services

Top detractors

  Industrials

  Energy

  Health Care

Top detractors

  Information Technology

  Cash

  Health Care

Class I:AUUIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,834	$10,742
06/16	$11,052	$11,171
06/17	$12,903	$13,170
06/18	$14,884	$15,064
06/19	$16,280	$16,633
06/20	$17,005	$17,881
06/21	$24,252	$25,175
06/22	$22,355	$22,503
06/23	$25,869	$26,912
06/24	$32,319	$33,521

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class I (without sales charges)	24.93%	14.70%	12.45%
Class I (with sales charges)	24.93%	14.70%	12.45%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUIX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$265,328,298
  # of Portfolio Holdings77
  Portfolio Turnover Rate171%
  Total Advisory Fees Paid$2,216,702

Class I:AUUIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUIX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class I:AUUIX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/AUUIX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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SUE-I-0153-0624

Class I:AUUIX

4

Class A:GCEAX

June 30, 2024

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AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.03%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Overall security selection detracted the most, particularly selection within consumer discretionary and health care, while selection within communication services and materials contributed. Sector allocation also detracted as losses from underweights to consumer discretionary and health care offset gains from overweights to communication services and materials. Country positioning (a result of bottom-up security analysis combined with fundamental research) was negative; losses from an overweight to China were partially offset by contributions from an overweight to Denmark.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection and sector allocation were negative, selection within, and allocation to, some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund's underperformance relative to the benchmark was driven largely by security selection and, to lesser extent, sector allocation.

Security Selection

Top contributors

  Communication Services

  Materials

  Financials

Sector

Top contributors

  Utilities

  Financials

  Materials

Top detractors

  Consumer Discretionary

  Health Care

  Industrials

Top detractors

  Technology

  Consumer Staples

  Health Care

Class A:GCEAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI ACWI (net)
11/14	$9,579	$10,000
06/15	$9,743	$10,213
06/16	$9,412	$9,832
06/17	$11,465	$11,679
06/18	$12,694	$12,932
06/19	$13,958	$13,674
06/20	$13,891	$13,963
06/21	$19,198	$19,446
06/22	$15,407	$16,383
06/23	$17,686	$19,091
06/24	$20,028	$22,790

Average Annual Total Returns

Class Name	1 Year	5 Years	Since Inception 11/12/2014
Class A (without sales charges)	13.24%	7.49%	7.96%
Class A (with sales charges)	8.44%	6.56%	7.48%
MSCI ACWI (net)	19.38%	10.76%	8.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEAX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$2,850,356,242
  # of Portfolio Holdings71
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$19,849,616

Class A:GCEAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$217,109,091	7.6%
Elevance Health, Inc.	$129,570,647	4.5%
NVIDIA Corp.	$118,878,836	4.2%
Otis Worldwide Corp.	$114,570,577	4.0%
Goldman Sachs Group, Inc. (The)	$110,945,050	3.9%
Coca-Cola Co. (The)	$104,028,287	3.7%
Alphabet, Inc. - Class C	$92,889,574	3.2%
NIKE, Inc. - Class B	$78,878,473	2.8%
Samsung Electronics Co., Ltd.	$74,754,118	2.6%
Asahi Group Holdings Ltd.	$68,834,895	2.4%
	$1,110,459,548	38.9%

Sector Breakdown

Value	Value
Information Technology	22.3%
Financials	16.2%
Health Care	14.4%
Consumer Discretionary	11.1%
Industrials	9.2%
Consumer Staples	8.1%
Communication Services	7.3%
Energy	4.8%
Materials	3.6%
Real Estate	2.4%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Country Breakdown

Value	Value
United States	63.7%
United Kingdom	6.8%
Denmark	3.9%
Switzerland	3.6%
Japan	3.1%
China	2.9%
South Korea	2.6%
Germany	2.5%
France	2.4%
Netherlands	1.6%
Taiwan	1.6%
Canada	1.3%
Brazil	1.2%
Other	2.2%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEAX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class A:GCEAX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/GCEAX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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GCE-A-0153-0624

Class A:GCEAX

4

Class A:AUUAX

June 30, 2024

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AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.44%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Highlights

Top contributors to performance:

  During the period, security selection contributed to the Fund's performance relative to the benchmark.

Top detractors from performance:

  During the period, sector selection detracted from the Fund's performance relative to the benchmark.

Security Selection

Top contributors

  Consumer Discretionary

  Financials

  Information Technology

Sector

Top contributors

  Consumer Discretionary

  Real Estate

  Communication Services

Top detractors

  Industrials

  Energy

  Health Care

Top detractors

  Information Technology

  Cash

  Health Care

Class A:AUUAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index
06/14	$9,577	$10,000
06/15	$10,345	$10,742
06/16	$10,525	$11,171
06/17	$12,259	$13,170
06/18	$14,102	$15,064
06/19	$15,382	$16,633
06/20	$16,025	$17,881
06/21	$22,805	$25,175
06/22	$20,974	$22,503
06/23	$24,199	$26,912
06/24	$30,156	$33,521

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class A (without sales charges)	24.62%	14.41%	12.15%
Class A (with sales charges)	19.31%	13.42%	11.67%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUAX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$265,328,298
  # of Portfolio Holdings77
  Portfolio Turnover Rate171%
  Total Advisory Fees Paid$2,216,702

Class A:AUUAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUAX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class A:AUUAX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/AUUAX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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SUE-A-0153-0624

Class A:AUUAX

4

Advisor Class:FFTYX

June 30, 2024

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AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$70	0.65%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection and sector allocation were negative, selection within, and allocation to, some sectors contributed to performance.

Top detractors from performance:

  The Fund's underperformance relative to the benchmark was driven largely by security selection, and to lesser extent, sector allocation.

Security Selection

Top contributors

  Consumer Staples

Sector

Top contributors

  Technology

  Consumer Discretionary

  Materials

Top detractors

  Health Care

  Technology

  Industrials

Top detractors

  Communication Services (underweight)

  Health Care (overweight)

  Cash

Advisor Class:FFTYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/17	$10,000	$10,000
12/17	$9,910	$9,930
06/18	$11,542	$11,357
06/19	$13,067	$12,541
06/20	$15,050	$13,482
06/21	$21,763	$18,981
06/22	$17,991	$16,966
06/23	$21,507	$20,291
06/24	$24,855	$25,273

Average Annual Total Returns

Class Name	1 Year	5 Years	Since Inception 6/28/2017
Advisor Class (without sales charges)	15.56%	13.72%	13.88%
Advisor Class (with sales charges)	15.56%	13.72%	13.88%
S&P 500 Index	24.56%	15.05%	14.14%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/FFTYX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$122,078,194
  # of Portfolio Holdings42
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$411,091

Advisor Class:FFTYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/FFTYX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Advisor Class:FFTYX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/FFTYX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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SUT-ADV-0153-0624

Advisor Class:FFTYX

4

Advisor Class:AUUYX

June 30, 2024

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AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$134	1.19%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Highlights

Top contributors to performance:

  During the period, security selection contributed to the Fund's performance relative to the benchmark.

Top detractors from performance:

  During the period, sector selection detracted from the Fund's performance relative to the benchmark.

Security Selection

Top contributors

  Consumer Discretionary

  Financials

  Information Technology

Sector

Top contributors

  Consumer Discretionary

  Real Estate

  Communication Services

Top detractors

  Industrials

  Energy

  Health Care

Top detractors

  Information Technology

  Cash

  Health Care

Advisor Class:AUUYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,840	$10,742
06/16	$11,047	$11,171
06/17	$12,905	$13,170
06/18	$14,883	$15,064
06/19	$16,273	$16,633
06/20	$16,995	$17,881
06/21	$24,240	$25,175
06/22	$22,345	$22,503
06/23	$25,849	$26,912
06/24	$32,295	$33,521

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	24.94%	14.69%	12.44%
Advisor Class (with sales charges)	24.94%	14.69%	12.44%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUYX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$265,328,298
  # of Portfolio Holdings77
  Portfolio Turnover Rate171%
  Total Advisory Fees Paid$2,216,702

Advisor Class:AUUYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUYX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Advisor Class:AUUYX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/AUUYX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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SUE-ADV-0153-0624

Advisor Class:AUUYX

4

Class C:AUUCX

June 30, 2024

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AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.20%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Highlights

Top contributors to performance:

  During the period, security selection contributed to the Fund's performance relative to the benchmark.

Top detractors from performance:

  During the period, sector selection detracted from the Fund's performance relative to the benchmark.

Security Selection

Top contributors

  Consumer Discretionary

  Financials

  Information Technology

Sector

Top contributors

  Consumer Discretionary

  Real Estate

  Communication Services

Top detractors

  Industrials

  Energy

  Health Care

Top detractors

  Information Technology

  Cash

  Health Care

Class C:AUUCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,731	$10,742
06/16	$10,836	$11,171
06/17	$12,526	$13,170
06/18	$14,304	$15,064
06/19	$15,486	$16,633
06/20	$16,006	$17,881
06/21	$22,609	$25,175
06/22	$20,644	$22,503
06/23	$23,634	$26,912
06/24	$29,217	$33,521

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class C (without sales charges)	23.62%	13.54%	11.32%
Class C (with sales charges)	22.62%	13.54%	11.32%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUCX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$265,328,298
  # of Portfolio Holdings77
  Portfolio Turnover Rate171%
  Total Advisory Fees Paid$2,216,702

Class C:AUUCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUCX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class C:AUUCX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/AUUCX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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SUE-C-0153-0624

Class C:AUUCX

4

Class C:SUTCX

June 30, 2024

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AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.65%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection and sector allocation were negative, selection within, and allocation to, some sectors contributed to performance.

Top detractors from performance:

  The Fund's underperformance relative to the benchmark was driven largely by security selection, and to lesser extent, sector allocation.

Security Selection

Top contributors

  Consumer Staples

Sector

Top contributors

  Technology

  Consumer Discretionary

  Materials

Top detractors

  Health Care

  Technology

  Industrials

Top detractors

  Communication Services (underweight)

  Health Care (overweight)

  Cash

Class C:SUTCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index
05/22	$10,000	$10,000
06/22	$9,160	$9,191
06/23	$10,842	$10,992
06/24	$12,407	$13,692

Average Annual Total Returns

Class Name	1 Year	Since Inception 5/02/2022
Class C (without sales charges)	14.43%	10.45%
Class C (with sales charges)	13.43%	10.45%
S&P 500 Index	24.56%	15.56%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTCX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$122,078,194
  # of Portfolio Holdings42
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$411,091

Class C:SUTCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTCX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class C:SUTCX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/SUTCX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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SUT-C-0153-0624

Class C:SUTCX

4

Advisor Class:ISRYX

June 30, 2024

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AB International Low Volatility Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Low Volatility Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ISRYX-A. You can also request this information by contacting us at (800) 227 4618 .

This report describes changes to the Fund that occurred during the period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.75%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, Advisor Class shares of the Fund outperformed the benchmark before sales charges. Overall sector allocation and security selection contributed to performance, relative to the benchmark. Security selection within industrials and health care contributed the most, while selection within communication services and financials detracted. In terms of sector allocation, overweights to financials and technology added to gains and offset losses from an underweight to health care and an overweight to energy. Country allocation (a result of bottom-up security analysis combined with fundamental research) detracted, led by an underweight to Japan; an underweight to France contributed.

The Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute performance for the 12-month period.

Performance Highlights

Top contributors to performance:

  The Fund rose in absolute terms during the 12-month period, and its outperformance relative to the benchmark was driven by both sector and security selection.

Top detractors from performance:

  During the 12-month period, overall security selection and sector allocation were positive, but selection within, and allocation to, some sectors detracted from performance.

Security Selection

Top contributors

  Industrials

  Health Care

  Consumer Staples

Sector

Top contributors

  Financials

  Technology

  Consumer Discretionary

Top detractors

  Communication Services

  Financials

  Real Estate

Top detractors

  Health Care

Advisor Class:ISRYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EAFE Index (net)
07/15	$10,000	$10,000
06/16	$9,937	$8,886
06/17	$11,325	$10,687
06/18	$12,509	$11,418
06/19	$12,517	$11,541
06/20	$11,999	$10,949
06/21	$14,790	$14,491
06/22	$12,621	$11,916
06/23	$14,112	$14,153
06/24	$16,201	$15,786

Average Annual Total Returns

Class Name	1 Year	5 Years	Since Inception 7/29/2015
Advisor Class (without sales charges)	14.80%	5.30%	5.56%
Advisor Class (with sales charges)	14.80%	5.30%	5.56%
MSCI EAFE Index (net)	11.54%	6.46%	5.25%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ISRYX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$789,456,195
  # of Portfolio Holdings89
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$4,573,075

Advisor Class:ISRYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Novo Nordisk A/S - Class B	$33,432,781	4.2%
Shell PLC	$24,331,454	3.1%
Constellation Software, Inc./Canada	$23,875,164	3.0%
Oversea-Chinese Banking Corp., Ltd.	$16,758,244	2.1%
Wolters Kluwer NV	$16,217,731	2.1%
RELX PLC	$16,187,631	2.0%
Sumitomo Mitsui Financial Group, Inc.	$16,016,009	2.0%
Prysmian SpA	$15,556,301	2.0%
Mitsubishi UFJ Financial Group, Inc.	$14,750,543	1.9%
Honda Motor Co., Ltd.	$14,617,840	1.9%
	$191,743,698	24.3%

Sector Breakdown

Value	Value
Financials	24.0%
Industrials	19.8%
Information Technology	12.1%
Health Care	10.3%
Consumer Discretionary	9.5%
Consumer Staples	8.0%
Communication Services	6.6%
Energy	4.9%
Utilities	2.2%
Real Estate	0.9%
Other	0.6%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.8%

Country Breakdown

Value	Value
United Kingdom	18.0%
Japan	16.5%
Canada	8.1%
Netherlands	7.7%
Germany	6.5%
United States	5.6%
France	5.0%
Denmark	4.3%
Switzerland	4.2%
Italy	4.0%
Singapore	3.8%
Finland	3.0%
Spain	2.7%
Other	9.5%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.8%

Material Fund Changes

The Fund's name was changed to "AB International Low Volatility Equity Portfolio". The Fund's investment strategies were modified to reflect that the Advisors seek to achieve the Fund's investment objectives by investing, under normal circumstances, at least 80% of it's net assets, including any borrowings for investment purposes, in equity securities of non-U.S. companies, an in companies in at least three countries other than the United States. These changes were effective as of July 5, 2023.

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ISRYX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Advisor Class:ISRYX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/ISRYX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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ILVE-0154-0624

Advisor Class:ISRYX

4

Class C:GCECX

June 30, 2024

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AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.79%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Overall security selection detracted the most, particularly selection within consumer discretionary and health care, while selection within communication services and materials contributed. Sector allocation also detracted as losses from underweights to consumer discretionary and health care offset gains from overweights to communication services and materials. Country positioning (a result of bottom-up security analysis combined with fundamental research) was negative; losses from an overweight to China were partially offset by contributions from an overweight to Denmark.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection and sector allocation were negative, selection within, and allocation to, some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund's underperformance relative to the benchmark was driven largely by security selection and, to lesser extent, sector allocation.

Security Selection

Top contributors

  Communication Services

  Materials

  Financials

Sector

Top contributors

  Utilities

  Financials

  Materials

Top detractors

  Consumer Discretionary

  Health Care

  Industrials

Top detractors

  Technology

  Consumer Staples

  Health Care

Class C:GCECX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI ACWI (net)
11/14	$10,000	$10,000
06/15	$10,122	$10,213
06/16	$9,708	$9,832
06/17	$11,727	$11,679
06/18	$12,884	$12,932
06/19	$14,060	$13,674
06/20	$13,895	$13,963
06/21	$19,051	$19,446
06/22	$15,186	$16,383
06/23	$17,302	$19,091
06/24	$19,435	$22,790

Average Annual Total Returns

Class Name	1 Year	5 Years	Since Inception 11/12/2014
Class C (without sales charges)	12.33%	6.69%	7.14%
Class C (with sales charges)	11.33%	6.69%	7.14%
MSCI ACWI (net)	19.38%	10.76%	8.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/GCECX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$2,850,356,242
  # of Portfolio Holdings71
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$19,849,616

Class C:GCECX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$217,109,091	7.6%
Elevance Health, Inc.	$129,570,647	4.5%
NVIDIA Corp.	$118,878,836	4.2%
Otis Worldwide Corp.	$114,570,577	4.0%
Goldman Sachs Group, Inc. (The)	$110,945,050	3.9%
Coca-Cola Co. (The)	$104,028,287	3.7%
Alphabet, Inc. - Class C	$92,889,574	3.2%
NIKE, Inc. - Class B	$78,878,473	2.8%
Samsung Electronics Co., Ltd.	$74,754,118	2.6%
Asahi Group Holdings Ltd.	$68,834,895	2.4%
	$1,110,459,548	38.9%

Sector Breakdown

Value	Value
Information Technology	22.3%
Financials	16.2%
Health Care	14.4%
Consumer Discretionary	11.1%
Industrials	9.2%
Consumer Staples	8.1%
Communication Services	7.3%
Energy	4.8%
Materials	3.6%
Real Estate	2.4%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Country Breakdown

Value	Value
United States	63.7%
United Kingdom	6.8%
Denmark	3.9%
Switzerland	3.6%
Japan	3.1%
China	2.9%
South Korea	2.6%
Germany	2.5%
France	2.4%
Netherlands	1.6%
Taiwan	1.6%
Canada	1.3%
Brazil	1.2%
Other	2.2%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCECX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class C:GCECX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/GCECX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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GCE-C-0153-0624

Class C:GCECX

4

Advisor Class:GCEYX

June 30, 2024

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AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$83	0.78%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Overall security selection detracted the most, particularly selection within consumer discretionary and health care, while selection within communication services and materials contributed. Sector allocation also detracted as losses from underweights to consumer discretionary and health care offset gains from overweights to communication services and materials. Country positioning (a result of bottom-up security analysis combined with fundamental research) was negative; losses from an overweight to China were partially offset by contributions from an overweight to Denmark.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection and sector allocation were negative, selection within, and allocation to, some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund's underperformance relative to the benchmark was driven largely by security selection and, to lesser extent, sector allocation.

Security Selection

Top contributors

  Communication Services

  Materials

  Financials

Sector

Top contributors

  Utilities

  Financials

  Materials

Top detractors

  Consumer Discretionary

  Health Care

  Industrials

Top detractors

  Technology

  Consumer Staples

  Health Care

Advisor Class:GCEYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI (net)
11/14	$10,000	$10,000
06/15	$10,186	$10,213
06/16	$9,863	$9,832
06/17	$12,041	$11,679
06/18	$13,368	$12,932
06/19	$14,733	$13,674
06/20	$14,696	$13,963
06/21	$20,360	$19,446
06/22	$16,382	$16,383
06/23	$18,860	$19,091
06/24	$21,407	$22,790

Average Annual Total Returns

Class Name	1 Year	5 Years	Since Inception 11/12/2014
Advisor Class (without sales charges)	13.51%	7.76%	8.22%
Advisor Class (with sales charges)	13.51%	7.76%	8.22%
MSCI ACWI (net)	19.38%	10.76%	8.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEYX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$2,850,356,242
  # of Portfolio Holdings71
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$19,849,616

Advisor Class:GCEYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$217,109,091	7.6%
Elevance Health, Inc.	$129,570,647	4.5%
NVIDIA Corp.	$118,878,836	4.2%
Otis Worldwide Corp.	$114,570,577	4.0%
Goldman Sachs Group, Inc. (The)	$110,945,050	3.9%
Coca-Cola Co. (The)	$104,028,287	3.7%
Alphabet, Inc. - Class C	$92,889,574	3.2%
NIKE, Inc. - Class B	$78,878,473	2.8%
Samsung Electronics Co., Ltd.	$74,754,118	2.6%
Asahi Group Holdings Ltd.	$68,834,895	2.4%
	$1,110,459,548	38.9%

Sector Breakdown

Value	Value
Information Technology	22.3%
Financials	16.2%
Health Care	14.4%
Consumer Discretionary	11.1%
Industrials	9.2%
Consumer Staples	8.1%
Communication Services	7.3%
Energy	4.8%
Materials	3.6%
Real Estate	2.4%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Country Breakdown

Value	Value
United States	63.7%
United Kingdom	6.8%
Denmark	3.9%
Switzerland	3.6%
Japan	3.1%
China	2.9%
South Korea	2.6%
Germany	2.5%
France	2.4%
Netherlands	1.6%
Taiwan	1.6%
Canada	1.3%
Brazil	1.2%
Other	2.2%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEYX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Advisor Class:GCEYX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/GCEYX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GCE-ADV-0153-0624

Advisor Class:GCEYX

4

Class Z:SUTZX

June 30, 2024

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$70	0.65%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection and sector allocation were negative, selection within, and allocation to, some sectors contributed to performance.

Top detractors from performance:

  The Fund's underperformance relative to the benchmark was driven largely by security selection, and to lesser extent, sector allocation.

Security Selection

Top contributors

  Consumer Staples

Sector

Top contributors

  Technology

  Consumer Discretionary

  Materials

Top detractors

  Health Care

  Technology

  Industrials

Top detractors

  Communication Services (underweight)

  Health Care (overweight)

  Cash

Class Z:SUTZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index
02/22	$10,000	$10,000
06/22	$8,226	$8,441
06/23	$9,832	$10,095
06/24	$11,361	$12,574

Average Annual Total Returns

Class Name	1 Year	Since Inception 2/01/2022
Class Z (without sales charges)	15.55%	5.44%
Class Z (with sales charges)	15.55%	5.44%
S&P 500 Index	24.56%	9.94%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTZX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$122,078,194
  # of Portfolio Holdings42
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$411,091

Class Z:SUTZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTZX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class Z:SUTZX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/SUTZX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUT-Z-0153-0624

Class Z:SUTZX

4

Class A:SUTAX

June 30, 2024

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-A. You can also request this information by contacting us at (800) 227 4618 .

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.90%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection and sector allocation were negative, selection within, and allocation to, some sectors contributed to performance.

Top detractors from performance:

  The Fund's underperformance relative to the benchmark was driven largely by security selection, and to lesser extent, sector allocation.

Security Selection

Top contributors

  Consumer Staples

Sector

Top contributors

  Technology

  Consumer Discretionary

  Materials

Top detractors

  Health Care

  Technology

  Industrials

Top detractors

  Communication Services (underweight)

  Health Care (overweight)

  Cash

Class A:SUTAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index
02/22	$9,575	$10,000
06/22	$7,867	$8,441
06/23	$9,387	$10,095
06/24	$10,826	$12,574

Average Annual Total Returns

Class Name	1 Year	Since Inception 2/01/2022
Class A (without sales charges)	15.34%	5.23%
Class A (with sales charges)	10.43%	3.35%
S&P 500 Index	24.56%	9.94%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTAX-A for the most recent performance information.

Key Fund Statistics

  Net Assets$122,078,194
  # of Portfolio Holdings42
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$411,091

Class A:SUTAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTAX-A, including the Fund's:

• Prospectus

• Financial information

• Fund holdings

• Proxy voting information

You can also request this information by contacting us at (800) 227 4618 .

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618 .

Class A:SUTAX

3

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/SUTAX-A]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUT-A-0153-0624

Class A:SUTAX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Select US Equity	2023	$36,240	$—	$19,069
	2024	$36,240	$—	$20,785
AB Global Core Equity	2023	$44,022	$—	$27,423
	2024	$44,022	$—	$22,326
AB International Low Volatility Equity	2023	$47,201	$—	$19,527
	2024	$47,201	$—	$24,567
AB Sustainable US Thematic	2023	$31,605	$—	$19,601
	2024	$31,605	$—	$19,460

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Select US Equity	2023	$1,562,038	$19,069
			$—
			$(19,069)
	2024	$2,095,621	$20,785
			$—
			$(20,785)
AB Global Core Equity	2023	$1,570,392	$27,423
			$—
			$(27,423)
	2024	$2,097,162	$22,326
			$—
			$(22,326)
AB International Low Volatility Equity	2023	$1,562,496	$19,527
			$—
			$(19,527)
	2024	$2,099,403	$24,567
			$—
			$(24,567)
AB Sustainable US Thematic	2023	$1,562,570	$19,601
			$—
			$(19,601)
	2024	$2,094,296	$19,460
			$—
			$(19,460)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

JUN 06.30.24

ANNUAL REPORT

AB GLOBAL CORE EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Information Technology – 22.3%
IT Services – 2.5%
Accenture PLC – Class A	145,397	$44,114,904
Akamai Technologies, Inc.(a)	298,047	26,848,074

		70,962,978

Semiconductors & Semiconductor Equipment – 8.1%
Analog Devices, Inc.	77,303	17,645,183
Infineon Technologies AG	947,259	34,764,689
NVIDIA Corp.	962,270	118,878,836
QUALCOMM, Inc.	79,663	15,867,276
Taiwan Semiconductor Manufacturing Co., Ltd.	1,517,000	44,945,107

		232,101,091

Software – 9.1%
Microsoft Corp.	485,757	217,109,091
Roper Technologies, Inc.	73,945	41,679,839

		258,788,930

Technology Hardware, Storage & Peripherals – 2.6%
Samsung Electronics Co., Ltd.	1,270,166	74,754,118

		636,607,117

Financials – 16.2%
Banks – 2.0%
ABN AMRO Bank NV	1,191,958	19,576,329
BNP Paribas SA	606,274	38,772,498

		58,348,827

Capital Markets – 11.4%
B3 SA – Brasil Bolsa Balcao	18,584,100	34,042,537
BlackRock, Inc.	20,963	16,504,589
CVC Capital Partners PLC(a)(b)	1,412,042	25,911,998
EQT AB	570,514	16,725,973
Euronext NV	274,903	25,475,354
Goldman Sachs Group, Inc. (The)	245,280	110,945,050
Intermediate Capital Group PLC	1,172,493	32,154,804
Julius Baer Group Ltd.	1,130,684	63,241,660

		325,001,965

Consumer Finance – 0.6%
American Express Co.	75,936	17,582,981

Financial Services – 2.2%
Visa, Inc. – Class A	233,288	61,231,101

		462,164,874

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 14.4%
Health Care Equipment & Supplies – 2.4%
Medtronic PLC	854,487	$67,256,672

Health Care Providers & Services – 4.5%
Elevance Health, Inc.	239,122	129,570,647

Life Sciences Tools & Services – 2.1%
Thermo Fisher Scientific, Inc.	107,621	59,514,413

Pharmaceuticals – 5.4%
AstraZeneca PLC (Sponsored ADR)	388,983	30,336,784
Novo Nordisk A/S – Class B	153,763	22,001,159
Roche Holding AG	148,460	41,132,154
Takeda Pharmaceutical Co., Ltd.	774,800	20,096,955
Zoetis, Inc.	228,126	39,547,923

		153,114,975

		409,456,707

Consumer Discretionary – 11.1%
Broadline Retail – 1.6%
Alibaba Group Holding Ltd. – Class H	903,700	8,144,903
Alibaba Group Holding Ltd. (Sponsored ADR)	516,649	37,198,728

		45,343,631

Diversified Consumer Services – 1.6%
Service Corp. International/US	651,257	46,323,911

Hotels, Restaurants & Leisure – 4.7%
InterContinental Hotels Group PLC	293,106	30,798,522
Starbucks Corp.	846,569	65,905,397
Yum China Holdings, Inc.	1,197,986	36,945,888

		133,649,807

Textiles, Apparel & Luxury Goods – 3.2%
Christian Dior SE	17,090	12,427,023
NIKE, Inc. – Class B	1,046,550	78,878,473

		91,305,496

		316,622,845

2 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 9.2%
Air Freight & Logistics – 1.8%
DSV A/S	329,091	$50,514,855

Building Products – 4.0%
Otis Worldwide Corp.	1,190,220	114,570,577

Commercial Services & Supplies – 0.6%
Republic Services, Inc.	90,717	17,629,942

Industrial Conglomerates – 0.7%
Siemens AG (REG)	107,482	20,005,134

Machinery – 1.4%
Deere & Co.	110,100	41,136,663

Professional Services – 0.7%
RELX PLC	411,943	18,874,771

		262,731,942

Consumer Staples – 8.1%
Beverages – 8.1%
Asahi Group Holdings Ltd.	1,945,335	68,834,895
Carlsberg AS – Class B	313,372	37,621,580
Coca-Cola Co. (The)	1,634,380	104,028,287
Pernod Ricard SA	144,935	19,774,876

		230,259,638

Communication Services – 7.3%
Entertainment – 2.9%
Electronic Arts, Inc.	280,757	39,117,873
Live Nation Entertainment, Inc.(a)	182,649	17,121,517
Netflix, Inc.(a)	37,380	25,227,014

		81,466,404

Interactive Media & Services – 4.4%
Alphabet, Inc. – Class C	506,431	92,889,574
Rightmove PLC	2,452,922	16,557,380
Scout24 SE	224,368	17,142,559

		126,589,513

		208,055,917

Energy – 4.8%
Energy Equipment & Services – 1.5%
Schlumberger NV	887,958	41,893,858

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

Oil, Gas & Consumable Fuels – 3.3%
Chevron Corp.		195,683		$30,608,735
Shell PLC		1,786,107		64,064,090

				94,672,825

				136,566,683

Materials – 3.6%
Chemicals – 1.6%
Linde PLC		103,202		45,286,070

Metals & Mining – 2.0%
Rio Tinto PLC		324,430		21,288,543
Teck Resources Ltd. – Class B		751,386		36,008,089

				57,296,632

				102,582,702

Real Estate – 2.4%
Real Estate Management & Development – 2.4%
CBRE Group, Inc. – Class A(a)		750,909		66,913,501

Total Common Stocks (cost $2,291,685,504)				2,831,961,926

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(c)(d)(e) (cost $7,457,649)		7,457,649		7,457,649

		Principal Amount (000)
Time Deposits – 0.1%
BBH, New York 2.25%, 07/01/2024	DKK	1,513		217,227
6.08%, 07/01/2024	ZAR	0	*	4
Citibank, London 2.59%, 07/01/2024	EUR	269		287,769
HSBC, Hong Kong 3.68%, 07/02/2024	HKD	2,254		288,623
Royal Bank of Canada, London 4.15%, 07/01/2024	GBP	228		288,196
Royal Bank of Canada, Toronto 3.52%, 07/02/2024	CAD	71		51,987

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SEB, Stockholm 0.32%, 07/01/2024	CHF	283	$314,933
2.51%, 07/01/2024	SEK	4,032	380,459
SMBC, Tokyo (0.14)%, 07/01/2024	JPY	46,213	287,235

Total Time Deposits (cost $2,116,433)			2,116,433

Total Short-Term Investments (cost $9,574,082)			9,574,082

Total Investments – 99.7% (cost $2,301,259,586)			2,841,536,008
Other assets less liabilities – 0.3%			8,820,234

Net Assets – 100.0%			$2,850,356,242

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $25,911,998 or 0.91% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2024

Assets
Investments in securities, at value Unaffiliated issuers (cost $2,293,801,937)	$2,834,078,359
Affiliated issuers (cost $7,457,649)	7,457,649
Foreign currencies, at value (cost $3,326)	3,326
Unaffiliated dividends receivable	9,539,197
Receivable for capital stock sold	2,559,417
Receivable for investment securities sold	1,447,304
Affiliated dividends receivable	27,381
Receivable due from Adviser	1,175

Total assets	2,855,113,808

Liabilities
Payable for investment securities purchased and foreign currency transactions	1,756,303
Advisory fee payable	1,628,590
Payable for capital stock redeemed	1,016,623
Transfer Agent fee payable	34,165
Administrative fee payable	18,814
Distribution fee payable	1,860
Accrued expenses	301,211

Total liabilities	4,757,566

Net Assets	$2,850,356,242

Composition of Net Assets
Capital stock, at par	$16,947
Additional paid-in capital	2,351,439,153
Distributable earnings	498,900,142

$2,850,356,242

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,030,629	479,122	$16.76	*

C	$365,090	22,382	$16.31

Advisor	$2,841,960,523	168,963,977	$16.82

*	The maximum offering price per share for Class A shares was $17.50 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended June 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $2,971,961)	$51,219,256
Affiliated issuers	307,274
Interest	58,630
Securities lending income	27,191
Other income	20,769	$51,633,120

Expenses
Advisory fee (see Note B)	19,861,214
Transfer agency—Class A	2,075
Transfer agency—Class C	74
Transfer agency—Advisor Class	339,350
Distribution fee—Class A	41,195
Distribution fee—Class C	3,847
Custody and accounting	236,848
Administrative	80,791
Registration fees	69,469
Audit and tax	66,061
Legal	56,346
Directors’ fees	53,194
Printing	26,925
Miscellaneous	65,008

Total expenses	20,902,397
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(11,598)

Net expenses		20,890,799

Net investment income		30,742,321

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		154,468,794
Foreign currency transactions		(221,630)
Net change in unrealized appreciation (depreciation) on:
Investments		157,109,594
Foreign currency denominated assets and liabilities		(25,511)

Net gain on investment and foreign currency transactions		311,331,247

Net Increase in Net Assets from Operations		$342,073,568

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024		Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$30,742,321		$24,451,417
Net realized gain (loss) on investment and foreign currency transactions	154,247,164		(192,952,850)
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	157,084,083		504,826,871

Net increase in net assets from operations	342,073,568		336,325,438
Distributions to Shareholders
Class A	(134,871)		(753,919)
Class C	– 0	–	(21,744)
Advisor Class	(27,651,080)		(92,076,378)
Capital Stock Transactions
Net decrease	(25,463,680)		(52,165,439)

Total increase	288,823,937		191,307,958
Net Assets
Beginning of period	2,561,532,305		2,370,224,347

End of period	$2,850,356,242		$2,561,532,305

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 12 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and

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NOTES TO FINANCIAL STATEMENTS (continued)

other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$482,143,203		$154,463,914		$	– 0	–	$636,607,117
Financials	266,218,256		195,946,618			– 0	–	462,164,874
Health Care	326,226,439		83,230,268			– 0	–	409,456,707
Consumer Discretionary	265,252,397		51,370,448			– 0	–	316,622,845
Industrials	173,337,182		89,394,760			– 0	–	262,731,942
Consumer Staples	104,028,287		126,231,351			– 0	–	230,259,638
Communication Services	174,355,978		33,699,939			– 0	–	208,055,917
Energy	72,502,593		64,064,090			– 0	–	136,566,683
Materials	81,294,159		21,288,543			– 0	–	102,582,702
Real Estate	66,913,501		– 0	–		– 0	–	66,913,501
Short-Term Investments:
Investment Companies	7,457,649		– 0	–		– 0	–	7,457,649
Time Deposits	2,116,433		– 0	–		– 0	–	2,116,433

Total Investments in Securities	2,021,846,077		819,689,931			– 0	–	2,841,536,008

Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$2,021,846,077		$819,689,931		$	– 0	–	$2,841,536,008

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the

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NOTES TO FINANCIAL STATEMENTS (continued)

ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the year ended June 30, 2024, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2024, the reimbursement for such services amounted to $80,791.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $205,042 for the year ended June 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $240 from the sale of Class A shares and received $47 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2024, such waiver amounted to $8,176.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 15

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2024 is as follows:

Fund	Market Value 6/30/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$6,412		$333,708	$332,662	$7,458		$307
Government Money Market Portfolio*	– 0	–	143,691	143,691	– 0	–	16

Total					$7,458		$323

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,980 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,383,083,987		$1,408,963,070
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,320,933,395

Gross unrealized appreciation	$676,443,112
Gross unrealized depreciation	(155,840,499)

Net unrealized appreciation	$520,602,613

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the year ended June 30, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2024 is as follows:

										Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$11,172	$16,019	$3,422

*	As of June 30, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Year Ended June 30, 2023

Class A
Shares sold	53,439		57,821	$829,097		$819,004

Shares issued in reinvestment of dividends and distributions	8,919		56,195	134,141		751,321

Shares converted from Class C	– 0	–	1,973	– 0	–	28,831

Shares redeemed	(919,435)		(219,921)	(14,731,537)		(3,069,001)

Net decrease	(857,077)		(103,932)	$(13,768,299)		$(1,469,845)

Class C
Shares sold	405		1,496	$6,359		$21,549

Shares issued in reinvestment of distributions	– 0	–	1,371	– 0	–	17,902

Shares converted to Class A	– 0	–	(2,027)	– 0	–	(28,831)

Shares redeemed	(6,898)		(29,214)	(103,218)		(408,325)

Net decrease	(6,493)		(28,374)	$(96,859)		$(397,705)

Advisor Class
Shares sold	28,387,285		28,131,421	$441,505,372		$391,353,093

Shares issued in reinvestment of dividends and distributions	1,553,251		6,700,566	23,407,488		89,786,105

Shares redeemed	(30,613,879)		(38,320,709)	(476,511,382)		(531,437,087)

Net decrease	(673,343)		(3,488,722)	$(11,598,522)		$(50,297,889)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other

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NOTES TO FINANCIAL STATEMENTS (continued)

short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$27,785,951		$24,971,976
Long-term capital gains	– 0	–	67,880,065

Total taxable distributions paid	$27,785,951		$92,852,041

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$22,937,634
Accumulated capital and other losses	(44,606,788	)(a)
Unrealized appreciation (depreciation)	520,569,297	(b)

Total accumulated earnings (deficit)	$498,900,143

(a)

As of June 30, 2024, the Fund had a net capital loss carryforward of $44,606,788. During the fiscal year, the Fund utilized $141,266,778 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund had a net long-term capital loss carryforward of $44,606,788, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

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NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.92	$ 13.52	$ 17.63	$ 12.83	$ 13.31

Income From Investment Operations

Net investment income(a)(b)	.12	.11	.10	.12	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.84	1.83	(3.42)	4.77	(.16)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.96	1.94	(3.32)	4.89	(.04)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.01)	(.14)	(.09)	(.13)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.53)	(.65)	– 0	–	(.31)

Total dividends and distributions	(.12)	(.54)	(.79)	(.09)	(.44)

Net asset value, end of period	$ 16.76	$ 14.92	$ 13.52	$ 17.63	$ 12.83

Total Return

Total investment return based on net asset value(d)	13.24%	14.79%	(19.74)%	38.20%	(.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,031	$19,940	$19,471	$23,362	$17,101

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.03%	1.04%	1.03%	1.05%	1.08%

Expenses, before waivers/reimbursements	1.03%	1.04%	1.04%	1.06%	1.08%

Net investment income(b)	.75%	.77%	.62%	.79%	.89%

Portfolio turnover rate	52%	48%	50%	46%	52%

See footnote summary on page 26.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.52	$ 13.26	$ 17.29	$ 12.61	$ 13.10

Income From Investment Operations

Net investment income (loss)(a)(b)	.01	(.01)	(.03)	.00	(c)	.02

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78	1.80	(3.34)	4.68	(.15)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.79	1.79	(3.37)	4.68	(.13)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.01)	– 0	–	(.05)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.53)	(.65)	– 0	–	(.31)

Total dividends and distributions	– 0	–	(.53)	(.66)	– 0	–	(.36)

Net asset value, end of period	$ 16.31	$ 14.52	$ 13.26	$ 17.29	$ 12.61

Total Return

Total investment return based on net asset value(d)	12.33%	13.93%	(20.29)%	37.11%	(1.17)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$365	$419	$759	$1,040	$905

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.79%	1.79%	1.79%	1.81%	1.84%

Expenses, before waivers/reimbursements	1.79%	1.79%	1.79%	1.81%	1.84%

Net investment income (loss)(b)	.08%	(.04)%	(.15)%	.03%	.15%

Portfolio turnover rate	52%	48%	50%	46%	52%

See footnote summary on page 26.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.98	$ 13.57	$ 17.69	$ 12.87	$ 13.35

Income From Investment Operations

Net investment income(a)(b)	.18	.14	.14	.17	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.82	1.84	(3.43)	4.77	(.15)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.00	1.98	(3.29)	4.94	.00	(c)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.04)	(.18)	(.12)	(.17)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.53)	(.65)	– 0	–	(.31)

Total dividends and distributions	(.16)	(.57)	(.83)	(.12)	(.48)

Net asset value, end of period	$ 16.82	$ 14.98	$ 13.57	$ 17.69	$ 12.87

Total Return

Total investment return based on net asset value(d)	13.51%	15.13%	(19.54)%	38.54%	(.25)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,841,960	$2,541,173	$2,349,994	$2,478,209	$1,215,240

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.78%	.79%	.79%	.81%	.84%

Expenses, before waivers/reimbursements	.78%	.79%	.79%	.81%	.84%

Net investment income(b)	1.15%	1.04%	.86%	1.08%	1.17%

Portfolio turnover rate	52%	48%	50%	46%	52%

See footnote summary on page 26.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

See	notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Core Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Global Core Equity Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2024

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2024.

For corporate shareholders, 79.92% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2024 (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total

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rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 33

might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

34 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 35

NOTES

36 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

AB GLOBAL CORE EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GCE-0151-0624

JUN 06.30.24

ANNUAL REPORT

AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Financials – 24.0%
Banks – 13.0%
Bank Leumi Le-Israel BM	487,889	$3,977,071
DBS Group Holdings Ltd.	294,460	7,755,724
KBC Group NV	83,419	5,877,909
Mitsubishi UFJ Financial Group, Inc.	1,366,800	14,750,543
NatWest Group PLC	3,308,551	13,016,159
Nordea Bank Abp	1,005,631	11,987,729
Oversea-Chinese Banking Corp., Ltd.	1,578,080	16,758,244
Royal Bank of Canada	35,598	3,789,956
Sumitomo Mitsui Financial Group, Inc.	238,600	16,016,009
UniCredit SpA	228,777	8,466,127

		102,395,471

Capital Markets – 3.5%
Euronext NV	80,435	7,453,938
IG Group Holdings PLC	376,073	3,895,442
London Stock Exchange Group PLC	95,170	11,285,105
Singapore Exchange Ltd.	739,900	5,159,629

		27,794,114

Insurance – 7.5%
AIA Group Ltd. – Class H	609,800	4,125,754
Allianz SE (REG)	13,423	3,727,982
AXA SA	298,771	9,791,093
Medibank Pvt. Ltd.	2,508,062	6,215,773
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	27,461	13,729,272
NN Group NV	217,783	10,122,219
Sampo Oyj – Class A	265,215	11,437,197

		59,149,290

		189,338,875

Industrials – 19.8%
Aerospace & Defense – 2.8%
BAE Systems PLC	833,918	13,890,271
Safran SA	38,276	8,066,989

		21,957,260

Commercial Services & Supplies – 0.5%
Secom Co., Ltd.	65,200	3,861,406

Construction & Engineering – 2.1%
INFRONEER Holdings, Inc.	783,500	6,376,119
Stantec, Inc.	122,543	10,259,018

		16,635,137

Electrical Equipment – 4.3%
ABB Ltd. (REG)	112,120	6,217,157
Prysmian SpA	251,977	15,556,301

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Schneider Electric SE	50,937	$12,211,925

		33,985,383

Ground Transportation – 0.9%
Canadian National Railway Co.	64,397	7,609,677

Industrial Conglomerates – 1.7%
Hitachi Ltd.	590,000	13,284,632

Professional Services – 6.2%
Experian PLC	216,653	10,065,002
MEITEC Group Holdings, Inc.	308,500	6,253,546
RELX PLC	353,296	16,187,631
Wolters Kluwer NV	98,207	16,217,731

		48,723,910

Trading Companies & Distributors – 1.3%
BOC Aviation Ltd. – Class H(a)	610,000	4,357,246
Brenntag SE	93,105	6,280,859

		10,638,105

		156,695,510

Information Technology – 12.1%
IT Services – 3.1%
Amdocs Ltd.	78,182	6,170,123
BIPROGY, Inc.	235,300	6,535,660
CGI, Inc.(b)	33,269	3,320,699
Nomura Research Institute Ltd.	289,400	8,179,524

		24,206,006

Semiconductors & Semiconductor Equipment – 3.2%
ASML Holding NV	11,869	12,096,485
Taiwan Semiconductor Manufacturing Co., Ltd.	439,000	13,006,528

		25,103,013

Software – 5.0%
Constellation Software, Inc./Canada	8,286	23,875,164
Nice Ltd.(b)	16,680	2,869,572
SAP SE	65,171	13,091,262

		39,835,998

Technology Hardware, Storage & Peripherals – 0.8%
Logitech International SA (REG)(b)	65,863	6,338,709

		95,483,726

Health Care – 10.3%
Health Care Providers & Services – 1.8%
Fresenius SE & Co. KGaA(b)	302,658	9,041,692
Galenica AG(a)(b)	66,061	5,410,163

		14,451,855

2 | AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 8.5%
AstraZeneca PLC	37,260	$5,798,888
Chugai Pharmaceutical Co., Ltd.	204,300	7,274,785
Hikma Pharmaceuticals PLC	155,987	3,716,549
Novartis AG (REG)	88,774	9,451,916
Novo Nordisk A/S – Class B	233,657	33,432,781
Sanofi SA	72,241	6,967,146

		66,642,065

		81,093,920

Consumer Discretionary – 9.5%
Automobiles – 1.9%
Honda Motor Co., Ltd.	1,359,800	14,617,840

Diversified Consumer Services – 1.3%
Pearson PLC	843,689	10,535,301

Hotels, Restaurants & Leisure – 3.2%
Amadeus IT Group SA	140,794	9,369,055
Booking Holdings, Inc.	1,450	5,744,175
Compass Group PLC	362,377	9,872,358

		24,985,588

Leisure Products – 0.6%
Bandai Namco Holdings, Inc.	242,200	4,745,028

Specialty Retail – 1.5%
Industria de Diseno Textil SA	234,433	11,633,357

Textiles, Apparel & Luxury Goods – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	10,635	8,165,458

		74,682,572

Consumer Staples – 8.0%
Beverages – 0.7%
Heineken NV	58,468	5,656,547

Consumer Staples Distribution & Retail – 4.1%
Jeronimo Martins SGPS SA	186,154	3,638,189
Koninklijke Ahold Delhaize NV	319,528	9,402,781
Loblaw Cos. Ltd.	102,164	11,851,487
Tesco PLC	1,980,320	7,649,525

		32,541,982

Food Products – 1.9%
Glanbia PLC	487,676	9,505,434
Nestle SA (REG)	55,951	5,711,159

		15,216,593

Tobacco – 1.3%
Philip Morris International, Inc.	100,070	10,140,093

		63,555,215

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 6.6%
Diversified Telecommunication Services – 2.7%
BCE, Inc.(c)	131,871	$4,271,192
Deutsche Telekom AG (REG)	257,431	6,470,657
HKT Trust & HKT Ltd. – Class H	6,669,000	7,480,248
Telstra Group Ltd.	1,357,832	3,278,105

		21,500,202

Entertainment – 0.8%
GungHo Online Entertainment, Inc.	352,000	5,934,731

Interactive Media & Services – 2.0%
Auto Trader Group PLC	636,404	6,405,516
Kakaku.com, Inc.	716,600	9,403,331

		15,808,847

Media – 1.1%
Informa PLC	838,987	9,054,302

		52,298,082

Energy – 4.9%
Oil, Gas & Consumable Fuels – 4.9%
ENEOS Holdings, Inc.	917,900	4,730,353
Equinor ASA	76,102	2,179,852
Shell PLC	678,361	24,331,454
TotalEnergies SE	111,385	7,457,645

		38,699,304

Utilities – 2.2%
Electric Utilities – 0.9%
Enel SpA	1,035,257	7,183,434

Multi-Utilities – 1.3%
National Grid PLC	920,864	10,282,497

		17,465,931

Real Estate – 0.9%
Real Estate Management & Development – 0.9%
Mitsui Fudosan Co., Ltd.	741,600	6,825,625

Materials – 0.6%
Metals & Mining – 0.6%
Rio Tinto Ltd.	62,407	4,943,374

Total Common Stocks (cost $620,039,625)		781,082,134

4 | AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(b)(d)(e) (cost $0)	9,807	$	– 0	–

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(f)(g)(h) (cost $2,019,815)	2,019,815		2,019,815

Total Investments – 99.2% (cost $622,059,440)			783,101,949
Other assets less liabilities – 0.8%			6,354,246

Net Assets – 100.0%			$789,456,195

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	193,928	USD	1,244	08/16/2024	$30,015
Barclays Bank PLC	JPY	917,782	USD	5,830	08/16/2024	85,213
BNP Paribas SA	USD	10,319	EUR	9,584	08/08/2024	(36,837)
Brown Brothers Harriman & Co.	SGD	6,261	USD	4,661	07/25/2024	38,580
Brown Brothers Harriman & Co.	USD	2,337	SGD	3,146	07/25/2024	(13,956)
Brown Brothers Harriman & Co.	CHF	1,040	USD	1,160	08/08/2024	(3,031)
Brown Brothers Harriman & Co.	USD	4,337	CHF	3,926	08/08/2024	53,115
Brown Brothers Harriman & Co.	USD	3,955	CHF	3,517	08/08/2024	(21,990)
Brown Brothers Harriman & Co.	JPY	394,861	USD	2,562	08/16/2024	89,920
Brown Brothers Harriman & Co.	USD	1,014	CAD	1,388	08/23/2024	1,827
Citibank NA	USD	1,846	ILS	6,869	07/25/2024	(25,809)
Citibank NA	USD	4,469	JPY	697,393	08/16/2024	(103,882)
Citibank NA	CAD	89,898	USD	65,354	08/23/2024	(440,718)
Deutsche Bank AG	USD	1,806	SEK	18,847	07/19/2024	(26,333)
Deutsche Bank AG	EUR	1,153	USD	1,238	08/08/2024	1,347
Goldman Sachs Bank USA	USD	33,408	CHF	29,912	08/08/2024	39,074
Goldman Sachs Bank USA	USD	54,106	JPY	8,351,861	08/16/2024	(1,824,577)
JPMorgan Chase Bank NA	USD	10,034	SEK	109,262	07/19/2024	283,473
JPMorgan Chase Bank NA	ILS	6,869	USD	1,861	07/25/2024	40,555
JPMorgan Chase Bank NA	EUR	1,092	USD	1,176	08/08/2024	3,968
JPMorgan Chase Bank NA	USD	1,569	CHF	1,408	08/08/2024	5,440
JPMorgan Chase Bank NA	JPY	217,920	USD	1,410	08/16/2024	46,215
JPMorgan Chase Bank NA	TWD	75,671	USD	2,344	08/23/2024	12,058
Morgan Stanley Capital Services LLC	USD	3,800	JPY	588,691	08/16/2024	(115,068)

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	TWD	227,166	USD	7,129	08/23/2024	$129,376
Morgan Stanley Capital Services LLC	GBP	34,444	USD	43,690	08/29/2024	130,289
Morgan Stanley Capital Services LLC	USD	44,736	AUD	67,235	09/19/2024	209,845
NatWest Markets PLC	USD	1,967	EUR	1,834	08/08/2024	1,137
UBS AG	SGD	30,296	USD	22,570	07/25/2024	202,594
UBS AG	CHF	1,903	USD	2,097	08/08/2024	(31,182)

						$(1,239,342)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $9,767,409 or 1.24% of net assets.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

See notes to financial statements.

6 | AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $620,039,625)	$781,082,134	(a)
Affiliated issuers (cost $2,019,815)	2,019,815
Foreign currencies, at value (cost $6,381,974)	6,374,710
Unaffiliated dividends receivable	4,768,814
Receivable for investment securities sold	1,578,628
Unrealized appreciation on forward currency exchange contracts	1,404,041
Receivable for capital stock sold	758,612
Affiliated dividends receivable	16,629
Receivable due from Adviser	503

Total assets	798,003,886

Liabilities
Payable for investment securities purchased and foreign currency transactions	4,516,232
Unrealized depreciation on forward currency exchange contracts	2,643,383
Payable for capital stock redeemed	453,333
Advisory fee payable	419,226
Cash collateral due to broker	264,000
Administrative fee payable	20,248
Transfer Agent fee payable	12,508
Accrued expenses	218,761

Total liabilities	8,547,691

Net Assets	$789,456,195

Composition of Net Assets
Capital stock, at par	$5,507
Additional paid-in capital	641,434,421
Distributable earnings	148,016,267

	$789,456,195

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$789,456,195	55,065,617	$14.34

(a)	Includes securities on loan with a value of $2,283,436 (see Note E).

See notes to financial statements.

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 7

STATEMENT OF OPERATIONS

Year Ended June 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $2,204,891)	$21,643,535
Affiliated issuers	547,142
Securities lending income	140,182
Other income	4,375	$22,335,234

Expenses
Advisory fee (see Note B)	4,642,887
Transfer agency—Class A	699
Transfer agency—Class C	56
Transfer agency—Advisor Class	131,387
Transfer agency—Class Z	10
Distribution fee—Class A	10,132
Distribution fee—Class C	1,664
Custody and accounting	182,072
Legal	107,646
Administrative	91,630
Registration fees	79,679
Audit and tax	73,721
Printing	50,606
Directors’ fees	27,859
Miscellaneous	42,028

Total expenses	5,442,076
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(69,812)

Less: expenses waived and reimbursed by the Distributor (see Note C)	(419)

Net expenses		5,371,845

Net investment income		16,963,389

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		13,118,090
Forward currency exchange contracts		(8,366,837)
Foreign currency transactions		(46,953)
Net change in unrealized appreciation (depreciation) on:
Investments		76,799,559
Forward currency exchange contracts		2,060,773
Foreign currency denominated assets and liabilities		(90,292)

Net gain on investment and foreign currency transactions		83,474,340

Net Increase in Net Assets from Operations		$100,437,729

See notes to financial statements.

8 | AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,963,389	$15,707,147
Net realized gain (loss) on investment and foreign currency transactions	4,704,300	(12,582,047)
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	78,770,040	68,432,393

Net increase in net assets from operations	100,437,729	71,557,493
Distributions to Shareholders
Class A	(118,126)	– 0	–
Class C	(3,388)	– 0	–
Advisor Class	(15,606,346)	– 0	–
Class Z	(1,296)	– 0	–
Capital Stock Transactions
Net increase	23,177,768	19,439,174

Total increase	107,886,341	90,996,667
Net Assets
Beginning of period	681,569,854	590,573,187

End of period	$789,456,195	$681,569,854

See notes to financial statements.

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 12 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Low Volatility Equity Portfolio (the “Fund”) (formerly known as AB International Strategic Core Portfolio), a diversified portfolio. At a meeting held on October 31, 2023 to November 2, 2023, the Fund’s Board of Directors (the “Board”) approved the conversion of Class A, Class C and Class Z shares of the Fund to Advisor Class shares of the Fund on a relative net assets basis. The conversion was effective on March 18, 2024. The Fund offers Advisor Class shares. Class A, Class B, Class C, Class I, Class K, Class R, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

10 | AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m.,

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NOTES TO FINANCIAL STATEMENTS (continued)

Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$3,789,956		$185,548,919		$	– 0	–	$189,338,875
Industrials	17,868,695		138,826,815			– 0	–	156,695,510
Information Technology	33,365,986		62,117,740			– 0	–	95,483,726
Health Care	– 0	–	81,093,920			– 0	–	81,093,920
Consumer Discretionary	5,744,175		68,938,397			– 0	–	74,682,572
Consumer Staples	31,497,014		32,058,201			– 0	–	63,555,215
Communication Services	4,271,192		48,026,890			– 0	–	52,298,082
Energy	– 0	–	38,699,304			– 0	–	38,699,304
Utilities	– 0	–	17,465,931			– 0	–	17,465,931
Real Estate	– 0	–	6,825,625			– 0	–	6,825,625
Materials	– 0	–	4,943,374			– 0	–	4,943,374
Warrants	– 0	–	– 0	–		0	#	0	#
Short-Term Investments:
Investment Companies	2,019,815		– 0	–		– 0	–	2,019,815

Total Investments in Securities	98,556,833		684,545,116	+		0	#	783,101,949
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,404,041			– 0	–	1,404,041
Liabilities
Forward Currency Exchange Contracts	– 0	–	(2,643,383)			– 0	–	(2,643,383)

Total	$98,556,833		$683,305,774			$0	#	$781,862,607

#	The Fund held securities with zero market value at period end.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

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NOTES TO FINANCIAL STATEMENTS (continued)

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified

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NOTES TO FINANCIAL STATEMENTS (continued)

cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the excess of $2.5 billion up to $5 billion and .50% of the excess over $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.00%, 1.75%, .75% and .75% of the daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively. For the year ended June 30, 2024, such reimbursements/waivers amounted to $53,397. The Expense Caps may not be terminated by the Adviser before October 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2024, the reimbursement for such services amounted to $91,630.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $73,044 for the year ended June 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $25 from the sale of Class A shares and received $4 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2024, such waiver amounted to $14,361.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$16,958	$170,644	$185,582	$2,020		$547
Government Money Market Portfolio*	8,781	124,631	133,412	– 0	–	26

Total				$2,020		$573

*	Investment of cash collateral for securities lending transactions (see Note E).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. As of May 1, 2023, with respect to Class C, payments to the Distributor are voluntarily being limited to .75% of the average net assets attributable to Class C. For the year ended June 30, 2024, such waiver amounted to $419. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $611 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$329,709,287		$302,324,242
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$625,773,260

Gross unrealized appreciation	$178,870,238
Gross unrealized depreciation	(21,172,897)

Net unrealized appreciation	$157,697,341

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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NOTES TO FINANCIAL STATEMENTS (continued)

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended June 30, 2024, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended June 30, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,404,041	Unrealized depreciation on forward currency exchange contracts	$2,643,383

Total		$1,404,041		$2,643,383

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	$(8,366,837)	$2,060,773

Total		$(8,366,837)	$2,060,773

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$174,125,668
Average principal amount of sale contracts	$149,299,493

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$30,015	$	– 0	–	$	– 0	–	$	– 0	–	$30,015

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Barclays Bank PLC	$85,213	$	– 0	–	$	– 0	–	$	– 0	–	$85,213
Brown Brothers Harriman & Co.	183,442		(38,977)			– 0	–		– 0	–	144,465
Deutsche Bank AG	1,347		(1,347)			– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	39,074		(39,074)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank NA	391,709		– 0	–		– 0	–		– 0	–	391,709
Morgan Stanley Capital Services LLC	469,510		(115,068)			(264,000)			– 0	–	90,442
NatWest Markets PLC	1,137		– 0	–		– 0	–		– 0	–	1,137
UBS AG	202,594		(31,182)			– 0	–		– 0	–	171,412

Total	$1,404,041		$(225,648)			$(264,000)		$	– 0	–	$914,393	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
BNP Paribas SA	$36,837	$	– 0	–	$	– 0	–	$	– 0	–	$36,837
Brown Brothers Harriman & Co.	38,977		(38,977)			– 0	–		– 0	–	– 0	–
Citibank NA	570,409		– 0	–		– 0	–		– 0	–	570,409
Deutsche Bank AG	26,333		(1,347)			– 0	–		– 0	–	24,986
Goldman Sachs Bank USA	1,824,577		(39,074)			– 0	–		– 0	–	1,785,503
Morgan Stanley Capital Services LLC	115,068		(115,068)			– 0	–		– 0	–	– 0	–
UBS AG	31,182		(31,182)			– 0	–		– 0	–	– 0	–

Total	$2,643,383		$(225,648)		$	– 0	–	$	– 0	–	$2,417,735	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned

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NOTES TO FINANCIAL STATEMENTS (continued)

securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2024 is as follows:

					Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$2,283,436	$	– 0 –	$2,412,039	$114,379	$25,803	$2,054

*	As of June 30, 2024.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

Shares	Amount
Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Class A*
Shares sold	22,737	160,426	$291,465	$1,852,793

Shares issued in reinvestment of dividends	3,303	– 0	–	42,140	– 0	–

Shares converted from Class C	241	436	2,977	5,539

Shares converted to Advisor Class	(398,869)	– 0	–	(5,532,794)	– 0	–

Shares redeemed	(80,607)	(241,254)	(1,082,025)	(2,683,208)

Net decrease	(453,195)	(80,392)	$(6,278,237)	$(824,876)

Class C*
Shares sold	– 0	–	4,521	$	– 0	–	$50,199

Shares issued in reinvestment of dividends	271	– 0	–	3,387	– 0	–

Shares converted to Class A	(248)	(447)	(2,977)	(5,539)

Shares converted to Advisor Class	(18,496)	– 0	–	(250,743)	– 0	–

Shares redeemed	(400)	(7,239)	(5,023)	(84,062)

Net decrease	(18,873)	(3,165)	$(255,356)	$(39,402)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended June 30, 2024	Year Ended June 30, 2023		Year Ended June 30, 2024	Year Ended June 30, 2023

Advisor Class
Shares sold	9,707,599	12,082,903		$128,904,731	$141,898,529

Shares issued in reinvestment of dividends	953,819	– 0	–	12,266,118	– 0	–

Shares converted from:

Class A	395,547	– 0	–	5,532,794	– 0	–

Class C	17,926	– 0	–	250,743	– 0	–

Class Z	4,098	– 0	–	57,319	– 0	–

Shares redeemed	(8,871,003)	(10,326,401)		(117,241,564)	(121,633,519)

Net increase	2,207,986	1,756,502		$29,770,141	$20,265,010

Class Z*
Shares sold	383	3,060		$4,933	$38,930

Shares issued in reinvestment of dividends	82	– 0	–	1,049	– 0	–

Shares converted to Advisor Class	(4,099)	– 0	–	(57,319)	– 0	–

Shares redeemed	(551)	(40)		(7,443)	(488)

Net increase (decrease)	(4,185)	3,020		$(58,780)	$38,442

*	Converted to Advisor Class on March 18, 2024.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.

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NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$15,729,156	$	– 0	–

Total taxable distributions paid	$15,729,156	$	– 0	–

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,216,934
Accumulated capital and other losses	(15,841,500	)(a)
Unrealized appreciation (depreciation)	157,640,833	(b)

Total accumulated earnings (deficit)	$148,016,267

(a)

As of June 30, 2024, the Fund had a net capital loss carryforward of $15,841,500. During the fiscal year, the Fund utilized $11,702,568 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund had a net short-term capital loss carryforward of $15,841,500, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

At meetings held on October 31—November 2, 2023, the Board of Directors of the Company (the “Board”) approved the reorganization of the Fund into a newly-created exchange-traded fund (“ETF”) (the “Conversion”), to be managed by the Adviser. Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Fund was converted into an ETF (the “Acquiring Portfolio”), a newly-created series of AB Active ETFs, Inc., with an identical investment objective, and identical fundamental investment policies and investment strategies as the Fund on the closing date of the Conversion, July 12, 2024. In connection with the Conversion, the assets and liabilities of the Fund were transferred to the Acquiring Portfolio, and stockholders of the Fund received shares of the Acquiring Portfolio, equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Fund (less cash corresponding to any fractional share amount). The Conversion did not require stockholder approval.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended June 30,
	2024	2023		2022	2021	2020

Net asset value, beginning of period	$ 12.78	$ 11.43		$ 13.46	$ 11.10	$ 11.74

Income From Investment Operations

Net investment income(a)(b)	.32	.30		.26	.21	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54	1.05		(2.22)	2.35	(.67)

Net increase (decrease) in net asset value from operations	1.86	1.35		(1.96)	2.56	(.47)

Less: Dividends

Dividends from net investment income	(.30)	– 0	–	(.07)	(.20)	(.17)

Net asset value, end of period	$ 14.34	$ 12.78		$ 11.43	$ 13.46	$ 11.10

Total Return

Total investment return based on net asset value(c)	14.80%	11.81%		(14.66)%	23.26%	(4.14)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$789,456	$675,542		$584,252	$656,592	$436,143

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements	.75%	.75%		.74%	.78%	.95%

Expenses, before waivers/ reimbursements	.76%	.76%		.75%	.79%	.99%

Net investment income(b)	2.38%	2.51%		1.96%	1.70%	1.74%

Portfolio turnover rate	43%	42%		35%	35%	39%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

See notes to financial statements.

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB International Low Volatility Equity Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB International Low Volatility Equity Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2024

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 29

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2024.

For corporate shareholders, 1.39% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 34.91% of dividends paid as qualified dividend income.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended June 30, 2024, $1,500,163 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $22,285,483.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Low Volatility Equity Portfolio (formerly AB International Strategic Core Portfolio) (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

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The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the

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Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB INTERNATIONAL LOW VOLATILITY EQUITY PORTFOLIO | 35

NOTES

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AB INTERNATIONAL LOW VOLATILITY EQUITY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ILVE-0151-0624

JUN 06.30.24

ANNUAL REPORT

AB SELECT US EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Information Technology – 26.9%
Semiconductors & Semiconductor Equipment – 10.7%
Advanced Micro Devices, Inc.(a)	6,807	$1,104,163
Applied Materials, Inc.	12,316	2,906,453
Broadcom, Inc.	2,534	4,068,413
NVIDIA Corp.	131,217	16,210,548
NXP Semiconductors NV	14,968	4,027,739

		28,317,316

Software – 9.4%
Adobe, Inc.(a)	4,896	2,719,924
Microsoft Corp.	39,966	17,862,804
Oracle Corp.	16,065	2,268,378
Salesforce, Inc.	8,203	2,108,991

		24,960,097

Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	85,914	18,095,207

		71,372,620

Financials – 17.0%
Banks – 5.1%
Bank of America Corp.	78,426	3,119,002
Fifth Third Bancorp	47,848	1,745,973
JPMorgan Chase & Co.	22,420	4,534,669
Wells Fargo & Co.	72,717	4,318,663

		13,718,307

Capital Markets – 2.4%
Goldman Sachs Group, Inc. (The)	9,320	4,215,622
Jefferies Financial Group, Inc.	44,455	2,212,081

		6,427,703

Consumer Finance – 1.0%
Capital One Financial Corp.	18,713	2,590,815

Financial Services – 6.5%
Apollo Global Management, Inc.	11,779	1,390,747
Berkshire Hathaway, Inc. – Class B(a)	29,303	11,920,460
Visa, Inc. – Class A	15,044	3,948,599

		17,259,806

Insurance – 2.0%
Allstate Corp. (The)	8,225	1,313,203
American International Group, Inc.	25,362	1,882,875
Progressive Corp. (The)	9,825	2,040,751

		5,236,829

		45,233,460

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 12.5%
Biotechnology – 1.6%
AbbVie, Inc.	16,772	$2,876,733
Amgen, Inc.	4,735	1,479,451

		4,356,184

Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	18,265	1,897,916
Stryker Corp.	8,364	2,845,851

		4,743,767

Health Care Providers & Services – 3.9%
Cigna Group (The)	9,927	3,281,569
HCA Healthcare, Inc.	8,396	2,697,467
UnitedHealth Group, Inc.	8,332	4,243,154

		10,222,190

Life Sciences Tools & Services – 1.1%
Thermo Fisher Scientific, Inc.	5,046	2,790,438

Pharmaceuticals – 4.1%
Eli Lilly & Co.	4,445	4,024,414
Johnson & Johnson	25,771	3,766,689
Merck & Co., Inc.	25,673	3,178,318

		10,969,421

		33,082,000

Communication Services – 11.5%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	72,942	1,393,922

Entertainment – 2.9%
Electronic Arts, Inc.	18,512	2,579,277
Netflix, Inc.(a)	4,381	2,956,649
Walt Disney Co. (The)	21,057	2,090,750

		7,626,676

Interactive Media & Services – 7.3%
Alphabet, Inc. – Class A	62,506	11,385,468
Meta Platforms, Inc. – Class A	15,721	7,926,842

		19,312,310

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.	13,068	2,302,320

		30,635,228

Industrials – 9.0%
Aerospace & Defense – 1.3%
Northrop Grumman Corp.	4,456	1,942,593
RTX Corp.	14,743	1,480,050

		3,422,643

2 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Building Products – 0.8%
Carrier Global Corp.	33,770	$2,130,211

Electrical Equipment – 0.3%
GE Vernova, Inc.(a)	4,982	854,463

Ground Transportation – 2.7%
CSX Corp.	68,110	2,278,279
Norfolk Southern Corp.	10,877	2,335,183
Uber Technologies, Inc.(a)	10,039	729,635
Union Pacific Corp.	8,364	1,892,439

		7,235,536

Industrial Conglomerates – 2.8%
3M Co.	24,965	2,551,173
Honeywell International, Inc.	22,538	4,812,765

		7,363,938

Machinery – 1.1%
Parker-Hannifin Corp.	5,540	2,802,187

		23,808,978

Energy – 6.1%
Oil, Gas & Consumable Fuels – 6.1%
Cheniere Energy, Inc.	8,448	1,476,964
Chevron Corp.	13,422	2,099,469
EOG Resources, Inc.	40,428	5,088,673
Exxon Mobil Corp.	37,453	4,311,589
Occidental Petroleum Corp.	53,206	3,353,574

		16,330,269

Consumer Discretionary – 5.8%
Broadline Retail – 3.6%
Amazon.com, Inc.(a)	48,879	9,445,867

Hotels, Restaurants & Leisure – 1.0%
Booking Holdings, Inc.	687	2,721,551

Specialty Retail – 1.2%
Home Depot, Inc. (The)	9,019	3,104,701

		15,272,119

Consumer Staples – 5.5%
Beverages – 1.6%
Coca-Cola Co. (The)	43,210	2,750,317
PepsiCo, Inc.	8,182	1,349,457

		4,099,774

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 1.9%
Costco Wholesale Corp.		2,566	$2,181,074
Target Corp.		6,228	921,993
Walmart, Inc.		30,174	2,043,082

			5,146,149

Household Products – 1.3%
Procter & Gamble Co. (The)		20,069	3,309,779

Tobacco – 0.7%
Philip Morris International, Inc.		19,199	1,945,435

			14,501,137

Utilities – 2.8%
Electric Utilities – 2.8%
Constellation Energy Corp.		3,372	675,310
NextEra Energy, Inc.		39,848	2,821,637
PPL Corp.		138,433	3,827,673

			7,324,620

Materials – 0.7%
Chemicals – 0.7%
Sherwin-Williams Co. (The)		6,034	1,800,727

Total Common Stocks (cost $156,572,259)			259,361,158

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $7,011,416)		7,011,416	7,011,416

		Principal Amount (000)
Time Deposits – 0.1%
Citibank, London 2.59%, 07/01/2024	EUR	39	41,954
HSBC, Hong Kong 3.68%, 07/02/2024	HKD	159	20,309
Royal Bank of Canada, London 4.15%, 07/01/2024	GBP	61	77,504
Royal Bank of Canada, Toronto 3.52%, 07/02/2024	CAD	6	4,056

4 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SMBC, Tokyo (0.14)%, 07/01/2024	JPY	1,510	$9,387

Total Time Deposits (cost $153,210)			153,210

Total Short-Term Investments (cost $7,164,626)			7,164,626

Total Investments – 100.5% (cost $163,736,885)			266,525,784
Other assets less liabilities – (0.5)%			(1,197,486)

Net Assets – 100.0%			$265,328,298

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2024

Assets
Investments in securities, at value Unaffiliated issuers (cost $156,725,469)	$259,514,368
Affiliated issuers (cost $7,011,416)	7,011,416
Foreign currencies, at value (cost $417)	415
Receivable for investment securities sold	3,911,640
Unaffiliated dividends receivable	177,899
Receivable for capital stock sold	28,299
Affiliated dividends receivable	22,977
Receivable due from Adviser	10,812

Total assets	270,677,826

Liabilities
Due to Custodian	6,991
Payable for investment securities purchased	4,936,057
Advisory fee payable	201,501
Administrative fee payable	19,064
Distribution fee payable	10,605
Transfer Agent fee payable	5,700
Payable for capital stock redeemed	429
Accrued expenses	169,181

Total liabilities	5,349,528

Net Assets	$265,328,298

Composition of Net Assets
Capital stock, at par	$1,212
Additional paid-in capital	159,288,136
Distributable earnings	106,038,950

$265,328,298

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$31,004,052	1,413,554	$21.93	*

C	$5,981,764	311,303	$19.22

Advisor	$218,823,165	9,952,505	$21.99

I	$9,519,317	439,746	$21.65

*	The maximum offering price per share for Class A shares was $22.90, which reflects a sales charge of 4.25%.

See notes to financial statements.

6 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Year Ended June 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $7,954)	$3,345,072
Affiliated issuers	276,486
Interest	6,254
Securities lending income	5,776
Other income	509	$3,634,097

Expenses
Advisory fee (see Note B)	2,316,259
Distribution fee—Class A	67,674
Distribution fee—Class C	63,825
Distribution fee—Class R	12,052
Distribution fee—Class K	2,034
Transfer agency—Class A	12,682
Transfer agency—Class C	3,189
Transfer agency—Advisor Class	88,439
Transfer agency—Class R	5,865
Transfer agency—Class K	1,658
Transfer agency—Class I	1,351
Custody and accounting	93,187
Registration fees	91,125
Administrative	81,291
Legal	50,078
Audit and tax	44,992
Printing	32,335
Directors’ fees	21,657
Miscellaneous	15,791

Total expenses	3,005,484
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(99,557)

Less: expenses waived and reimbursed by the Distributor (see Note C)	(261)

Net expenses		2,905,666

Net investment income		728,431

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		20,049,864
Foreign currency transactions		861
Net change in unrealized appreciation (depreciation) on:
Investments		31,398,754
Foreign currency denominated assets and liabilities		(5,755)

Net gain on investment and foreign currency transactions		51,443,724

Net Increase in Net Assets from Operations		$52,172,155

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 7

STATEMENT OF CHANGES IN NET ASSETS

Year Ended June 30, 2024	Year Ended June 30, 2023
Increase in Net Assets from Operations
Net investment income	$728,431	$824,361
Net realized gain on investment and foreign currency transactions	20,050,725	1,567,526
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	31,392,999	27,592,038
Contributions from Affiliates (see Note B)	– 0	–	494

Net increase in net assets from operations	52,172,155	29,984,419
Distributions to Shareholders
Class A	(557,214)	(1,334,256)
Class C	(144,095)	(562,346)
Advisor Class	(4,153,366)	(10,451,005)
Class R	(60,109)	(166,354)
Class K	(20,208)	(62,224)
Class I	(88,363)	(239,806)
Capital Stock Transactions
Net decrease	(1,964,348)	(5,989,120)

Total increase	45,184,452	11,179,308
Net Assets
Beginning of period	220,143,846	208,964,538

End of period	$265,328,298	$220,143,846

See notes to financial statements.

8 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 12 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 9

NOTES TO FINANCIAL STATEMENTS (continued)

things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

10 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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NOTES TO FINANCIAL STATEMENTS (continued)

inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$259,361,158		$	– 0	–	$	– 0	–	$259,361,158
Short-Term Investments:
Investment Companies	7,011,416			– 0	–		– 0	–	7,011,416
Time Deposits	153,210			– 0	–		– 0	–	153,210

Total Investments in Securities	266,525,784			– 0	–		– 0	–	266,525,784
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$266,525,784		$	– 0	–	$	– 0	–	$266,525,784

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities

12 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 13

NOTES TO FINANCIAL STATEMENTS (continued)

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. As of October 1, 2023, the Adviser has voluntarily agreed to waive the advisory fee by an amount equal to .05% of the Fund’s daily average net assets. For the year ended June 30, 2024, such reimbursements/waivers amounted to $88,398. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.50%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25% of the daily average net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the year ended June 30, 2024, such reimbursements/waivers amounted to $3,679. The Expense Caps may not be terminated before October 31, 2024. Prior to November 1, 2023, the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the

14 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.55%, 2.30%, 1.30%, 1.80%, 1.55% and 1.30% of the daily average net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2024, the reimbursement for such services amounted to $81,291.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $35,783 for the year ended June 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,066 from the sale of Class A shares and received $104 and $1,282 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2024, such waiver amounted to $7,456.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 15

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2024 is as follows:

Fund	Market Value 6/30/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$5,719		$75,778	$74,486	$7,011		$276
Government Money Market Portfolio*	– 0	–	4,940	4,940	– 0	–	0	**

Total					$7,011		$276

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. From November 1, 2021 to July 31, 2023, with respect to Class R shares, payments to the Distributor were voluntarily limited to .40% of the average daily net assets attributable to Class R shares. For the year ended June 30, 2024, such waiver amounted to $261. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $133,864, $8,312 and $3,206 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A

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NOTES TO FINANCIAL STATEMENTS (continued)

shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$389,184,647		$396,150,208
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$175,282,153

Gross unrealized appreciation	$102,901,200
Gross unrealized depreciation	(11,657,569)

Net unrealized appreciation	$91,243,631

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the year ended June 30, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned

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NOTES TO FINANCIAL STATEMENTS (continued)

securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2024 is as follows:

										Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$5,759	$17	$24

*	As of June 30, 2024.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Class A
Shares sold	164,695	385,825	$3,322,180	$6,444,562

Shares issued in reinvestment of dividends and distributions	28,668	76,165	516,034	1,247,584

Shares converted from Class C	108,395	50,404	1,978,766	856,259

Shares redeemed	(253,961)	(346,321)	(4,987,270)	(5,852,877)

Net increase	47,797	166,073	$829,710	$2,695,528

Class C
Shares sold	56,562	164,383	$992,709	$2,482,575

Shares issued in reinvestment of distributions	7,659	34,024	121,322	495,053

Shares converted to Class A	(122,862)	(56,686)	(1,978,766)	(856,259)

Shares redeemed	(151,973)	(134,392)	(2,558,547)	(2,014,514)

Net increase (decrease)	(210,614)	7,329	$(3,423,282)	$106,855

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NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Advisor Class
Shares sold	1,335,049	1,739,624	$26,898,841	$29,824,643

Shares issued in reinvestment of dividends and distributions	216,522	435,669	3,901,723	7,144,971

Shares redeemed	(1,551,406)	(2,848,076)	(29,789,780)	(47,760,947)

Net increase (decrease)	165	(672,783)	$1,010,784	$(10,791,333)

Class R*
Shares sold	11,204	163,421	$203,098	$2,533,901

Shares issued in reinvestment of dividends and distributions	3,509	10,640	59,935	165,877

Shares redeemed	(192,985)	(4,119)	(3,729,968)	(64,452)

Net increase (decrease)	(178,272)	169,942	$(3,466,935)	$2,635,326

Class K*
Shares sold	22,998	33,181	$428,085	$537,082

Shares issued in reinvestment of dividends and distributions	1,142	3,860	20,208	62,224

Shares redeemed	(82,975)	(58,821)	(1,614,565)	(967,771)

Net decrease	(58,835)	(21,780)	$(1,166,272)	$(368,465)

Class I
Shares sold	246,958	– 0	–	$4,598,411	$	– 0	–

Shares issued in reinvestment of dividends and distributions	4,981	14,849	88,363	239,806

Shares redeemed	(22,913)	(31,412)	(435,127)	(506,837)

Net increase (decrease)	229,026	(16,563)	$4,251,647	$(267,031)

*	Liquidated on May 20, 2024.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health

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NOTES TO FINANCIAL STATEMENTS (continued)

crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,617,915	$866,023
Net long-term capital gains	3,405,440	11,949,968

Total taxable distributions paid	$5,023,355	$12,815,991

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,829,846
Undistributed capital gains	5,970,638
Unrealized appreciation (depreciation)	91,238,466	(a)

Total accumulated earnings (deficit)	$106,038,950

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption

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NOTES TO FINANCIAL STATEMENTS (continued)

of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 17.99	$ 16.56	$ 22.32	$ 16.19	$ 16.81

Income From Investment Operations

Net investment income (loss)(a)(b)	.03	.03	.02	(.03)	.05

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.31	2.42	(1.06)	6.76	.68

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	4.34	2.45	(1.04)	6.73	.73

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.04)	– 0	–	– 0	–	(.07)

Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(.40)	(1.02)	(4.72)	(.60)	(1.35)

Net asset value, end of period	$ 21.93	$ 17.99	$ 16.56	$ 22.32	$ 16.19

Total Return

Total investment return based on net asset value(d)*	24.62%	15.38%	(8.03)%	42.31%	4.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,004	$24,574	$19,869	$18,875	$11,699

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.44%	1.51%	1.47%	1.51%	1.53%

Expenses, before waivers/reimbursements	1.48%	1.52%	1.47%	1.51%	1.53%

Net investment income (loss)(b)	.13%	.20%	.08%	(.13)%	.28%

Portfolio turnover rate	171%	205%	197%	148%	183%

See footnote summary on page 28.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 15.91	$ 14.83	$ 20.57	$ 15.07	$ 15.78

Income From Investment Operations

Net investment loss(a)(b)	(.11)	(.08)	(.13)	(.16)	(.07)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.80	2.14	(.89)	6.26	.64

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	3.69	2.06	(1.02)	6.10	.57

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Net asset value, end of period	$ 19.22	$ 15.91	$ 14.83	$ 20.57	$ 15.07

Total Return

Total investment return based on net asset value(d)*	23.62%	14.49%	(8.69)%	41.25%	3.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,982	$8,303	$7,629	$9,319	$8,437

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	2.20%	2.27%	2.22%	2.26%	2.27%

Expenses, before waivers/reimbursements	2.24%	2.27%	2.22%	2.27%	2.28%

Net investment loss(b)	(.64)%	(.55)%	(.68)%	(.88)%	(.45)%

Portfolio turnover rate	171%	205%	197%	148%	183%

See footnote summary on page 28.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 18.03	$ 16.59	$ 22.32	$ 16.17	$ 16.78

Income From Investment Operations

Net investment income(a)(b)	.07	.08	.07	.03	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.33	2.42	(1.07)	6.74	.69

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	4.40	2.50	(1.00)	6.77	.78

Less: Dividends and Distributions

Dividends from net investment income	(.06)	(.08)	(.01)	(.02)	(.11)

Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(.44)	(1.06)	(4.73)	(.62)	(1.39)

Net asset value, end of period	$ 21.99	$ 18.03	$ 16.59	$ 22.32	$ 16.17

Total Return

Total investment return based on net asset value(d)*	24.94%	15.68%	(7.82)%	42.63%	4.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$218,823	$179,438	$176,306	$181,782	$172,643

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.19%	1.26%	1.22%	1.26%	1.27%

Expenses, before waivers/reimbursements	1.23%	1.26%	1.22%	1.26%	1.27%

Net investment income(b)	.38%	.46%	.33%	.13%	.54%

Portfolio turnover rate	171%	205%	197%	148%	183%

See footnote summary on page 28.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 17.75	$ 16.35	$ 22.06	$ 15.99	$ 16.60

Income From Investment Operations

Net investment income(a)(b)	.08	.08	.06	.02	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.26	2.38	(1.04)	6.67	.68

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	4.34	2.46	(.98)	6.69	.77

Less: Dividends and Distributions

Dividends from net investment income	(.06)	(.08)	(.01)	(.02)	(.10)

Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(.44)	(1.06)	(4.73)	(.62)	(1.38)

Net asset value, end of period	$ 21.65	$ 17.75	$ 16.35	$ 22.06	$ 15.99

Total Return

Total investment return based on net asset value(d)*	24.93%	15.72%	(7.82)%	42.62%	4.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,519	$3,741	$3,717	$5,340	$4,244

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.16%	1.26%	1.21%	1.26%	1.26%

Expenses, before waivers/reimbursements	1.20%	1.26%	1.22%	1.26%	1.27%

Net investment income(b)	.41%	.45%	.32%	.13%	.56%

Portfolio turnover rate	171%	205%	197%	148%	183%

See footnote summary on page 28.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

*

Includes the impact of proceeds received, and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the years ended June 30, 2022 and June 30, 2020 by 0.02% and 0.03%, respectively.

See notes to financial statements.

28 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

AB Select US Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Select US Equity Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2024

30 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2023. For corporate shareholders, 42.53% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 42.42% of dividends paid as qualified dividend income. The Fund designates $3,405,440 of dividends paid as long-term capital gains dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2024.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 31

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

32 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 33

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a waiver of a portion of the advisory fee effective October 2023) with a peer group median, and discussed with the Adviser the reasons it was above the median. They also noted the Adviser’s total rate of compensation, taking into account the impact of the

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administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The information provided included a pro forma expense ratio to reflect changes to the Fund’s expenses effective October 2023. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 35

advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

36 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

AB SELECT US EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SUE-0151-0624

JUN 06.30.24

ANNUAL REPORT

AB SUSTAINABLE US THEMATIC PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 40.6%
Communications Equipment – 1.9%
Arista Networks, Inc.(a)	6,636	$2,325,785

Electronic Equipment, Instruments & Components – 7.8%
Flex Ltd.(a)	127,988	3,774,366
Keysight Technologies, Inc.(a)	19,557	2,674,420
TE Connectivity Ltd.	20,457	3,077,347

		9,526,133

IT Services – 2.0%
Accenture PLC – Class A	8,180	2,481,894

Semiconductors & Semiconductor Equipment – 13.2%
Monolithic Power Systems, Inc.	3,228	2,652,383
NVIDIA Corp.	61,129	7,551,877
NXP Semiconductors NV	11,246	3,026,186
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	16,925	2,941,734

		16,172,180

Software – 15.7%
Adobe, Inc.(a)	5,994	3,329,907
Bentley Systems, Inc. – Class B	26,483	1,307,201
Fair Isaac Corp.(a)	2,064	3,072,594
Intuit, Inc.	5,071	3,332,712
Microsoft Corp.	11,401	5,095,677
Palo Alto Networks, Inc.(a)	8,816	2,988,712

		19,126,803

		49,632,795

Health Care – 21.1%
Health Care Equipment & Supplies – 9.4%
Alcon, Inc.(b)	31,957	2,846,729
Becton Dickinson & Co.	12,012	2,807,324
GE HealthCare Technologies, Inc.	40,666	3,168,695
STERIS PLC	12,296	2,699,464

		11,522,212

Health Care Providers & Services – 2.3%
UnitedHealth Group, Inc.	5,477	2,789,217

Life Sciences Tools & Services – 7.8%
Bruker Corp.	34,987	2,232,521
Danaher Corp.	10,511	2,626,173
ICON PLC(a)	9,642	3,022,478
West Pharmaceutical Services, Inc.	4,944	1,628,504

		9,509,676

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.6%
Johnson & Johnson	13,680	$1,999,469

		25,820,574

Industrials – 15.0%
Aerospace & Defense – 1.9%
Hexcel Corp.	37,327	2,331,071

Commercial Services & Supplies – 8.3%
Tetra Tech, Inc.	12,797	2,616,731
Veralto Corp.	41,984	4,008,212
Waste Management, Inc.	16,557	3,532,270

		10,157,213

Electrical Equipment – 2.2%
Rockwell Automation, Inc.	9,517	2,619,840

Machinery – 1.3%
Deere & Co.	4,377	1,635,379

Professional Services – 1.3%
Maximus, Inc.	18,586	1,592,820

		18,336,323

Financials – 8.4%
Capital Markets – 2.1%
Intercontinental Exchange, Inc.	19,263	2,636,912

Financial Services – 3.4%
Visa, Inc. – Class A	15,645	4,106,343

Insurance – 2.9%
Aflac, Inc.	39,493	3,527,120

		10,270,375

Consumer Staples – 5.4%
Household Products – 2.7%
Procter & Gamble Co. (The)	19,658	3,241,998

Personal Care Products – 2.7%
Unilever PLC (Sponsored ADR)	60,881	3,347,846

		6,589,844

Consumer Discretionary – 3.6%
Automobile Components – 2.3%
Aptiv PLC(a)	38,998	2,746,239

Household Durables – 1.3%
TopBuild Corp.(a)	4,212	1,622,757

		4,368,996

2 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 3.0%
Electric Utilities – 3.0%
NextEra Energy, Inc.	51,067	$3,616,054

Total Common Stocks (cost $75,963,616)		118,634,961

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(c)(d)(e) (cost $3,747,304)	3,747,304	3,747,304

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $79,710,920)		122,382,265

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(c)(d)(e) (cost $2,892,980)	2,892,980	2,892,980

Total Investments – 102.6% (cost $82,603,900)		125,275,245
Other assets less liabilities – (2.6)%		(3,197,051)

Net Assets – 100.0%		$122,078,194

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 3

STATEMENT OF ASSETS & LIABILITIES

June 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $75,963,616)	$118,634,961	(a)
Affiliated issuers (cost $6,640,284—including investment of cash collateral for securities loaned of $2,892,980)	6,640,284
Receivable for capital stock sold	50,948
Unaffiliated dividends receivable	44,888
Affiliated dividends receivable	17,678
Receivable due from Adviser	174

Total assets	125,388,933

Liabilities
Payable for collateral received on securities loaned	2,892,980
Payable for capital stock redeemed	223,737
Advisory fee payable	56,774
Administrative fee payable	19,282
Transfer Agent fee payable	4,181
Distribution fee payable	120
Accrued expenses	113,665

Total liabilities	3,310,739

Net Assets	$122,078,194

Composition of Net Assets
Capital stock, at par	$632
Additional paid-in capital	68,882,812
Distributable earnings	53,194,750

	$122,078,194

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$505,309	26,194	$19.29	*

C	$31,284	1,641	$19.07

Advisor	$104,065,021	5,384,335	$19.33

Z	$17,476,580	903,916	$19.33

(a)	Includes securities on loan with a value of $2,814,928 (see Note E).

*	The maximum offering price per share for Class A shares was $20.15, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended June 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $10,447)	$1,350,452
Affiliated issuers	261,533
Securities lending income	13,824
Other income	2,148	$1,627,957

Expenses
Advisory fee (see Note B)	759,661
Transfer agency—Class A	498
Transfer agency—Class C	87
Transfer agency—Advisor Class	103,854
Transfer agency—Class Z	3,291
Distribution fee—Class A	1,444
Distribution fee—Class C	279
Administrative	82,761
Registration fees	61,228
Custody and accounting	58,868
Audit and tax	52,037
Legal	41,941
Printing	34,264
Directors’ fees	20,446
Miscellaneous	19,354

Total expenses before interest expense	1,240,013
Interest expense	6,303

Total expenses	1,246,316
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(348,570)

Net expenses		897,746

Net investment income		730,211

Realized and Unrealized Gain on Investment
Net realized gain on investment transactions		14,256,076
Net change in unrealized appreciation on investments		4,486,615

Net gain on investment		18,742,691

Net Increase in Net Assets from Operations		$19,472,902

See notes to financial statements.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 5

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase in Net Assets from Operations
Net investment income	$730,211	$646,248
Net realized gain on investment	14,256,076	5,357,763
Net change in unrealized appreciation on investments	4,486,615	15,740,336

Net increase in net assets from operations	19,472,902	21,744,347
Distributions to Shareholders
Class A	(23,184)	(9,222)
Class C	(847)	(2,869)
Advisor Class	(4,428,928)	(9,519,635)
Class Z	(571,275)	(783)
Capital Stock Transactions
Net increase (decrease)	(34,304,667)	20,431,177

Total increase (decrease)	(19,855,999)	32,643,015
Net Assets
Beginning of period	141,934,193	109,291,178

End of period	$122,078,194	$141,934,193

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 12 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable US Thematic Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1, and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 7

NOTES TO FINANCIAL STATEMENTS (continued)

things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and

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NOTES TO FINANCIAL STATEMENTS (continued)

comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$118,634,961		$	– 0	–	$	– 0	–	$118,634,961
Short-Term Investments:
Investment Companies	3,747,304			– 0	–		– 0	–	3,747,304
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,892,980			– 0	–		– 0	–	2,892,980

Total Investments in Securities	125,275,245			– 0	–		– 0	–	125,275,245
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$125,275,245		$	– 0	–	$	– 0	–	$125,275,245

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated

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NOTES TO FINANCIAL STATEMENTS (continued)

assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the current investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Cap”) to .90%, 1.65%, .65% and .65% of daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively. For the year ended June 30, 2024, such reimbursements/waivers amounted to $340,509. The Expense Cap will remain in effect until October 31, 2024 and then may be continued thereafter from year to year by the Adviser.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2024, the reimbursement for such services amounted to $82,761.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $26,418 for the year ended June 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales

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NOTES TO FINANCIAL STATEMENTS (continued)

charges of $164 from the sale of Class A shares and received $1,500 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2024, such waiver amounted to $6,801.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,047	$55,980	$60,280	$3,747	$262
Government Money Market Portfolio*	1,996	57,452	56,555	2,893	12

Total				$6,640	$274

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will

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NOTES TO FINANCIAL STATEMENTS (continued)

use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $766 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$43,961,705		$78,090,655
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$83,534,024

Gross unrealized appreciation	$43,432,394
Gross unrealized depreciation	(1,691,173)

Net unrealized appreciation	$41,741,221

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the year ended June 30, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund

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NOTES TO FINANCIAL STATEMENTS (continued)

may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns

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NOTES TO FINANCIAL STATEMENTS (continued)

net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2024 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$2,814,928	$2,892,980	$	– 0	–	$1,628	$12,196	$1,260

*	As of June 30, 2024.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares				Amount
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023

Class A
Shares sold	22,540		19,977		$392,437		$337,166

Shares issued in reinvestment of dividends and distributions	1,030		549		17,214		8,452

Shares converted from Class C	0	(a)	0	(a)	0	(b)	1

Shares redeemed	(16,542)		(2,944)		(307,258)		(47,148)

Net increase	7,028		17,582		$102,393		$298,471

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024			Year Ended June 30, 2023

Class C
Shares sold	82		6,594			$1,430		$118,178

Shares issued in reinvestment of distributions	32		132			534		2,029

Shares converted to Class A	(0	)(a)	(0	)(a)		(0	)(b)	(1)

Shares redeemed	– 0	–	(8,589)			– 0	–	(142,511)

Net increase (decrease)	114		(1,863)			$1,964		$(22,305)

Advisor Class
Shares sold	1,349,028		2,871,572			$23,601,579		$46,835,782

Shares issued in reinvestment of dividends and distributions	181,161		356,437			3,029,019		5,496,264

Shares redeemed	(3,393,831)		(2,827,125)			(61,039,623)		(46,279,257)

Net increase (decrease)	(1,863,642)		400,884			$(34,409,025)		$6,052,789

Class Z
Shares sold	– 0	–	903,399		$	– 0	–	$14,102,220

Shares issued in reinvestment of dividends and distributions	0	(a)	0	(a)		1		2

Net increase	0	(a)	903,399			$1		$14,102,222

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

At June 30, 2024, one affiliated shareholder owned 14% in aggregate of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for noninvestment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s

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NOTES TO FINANCIAL STATEMENTS (continued)

maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,195,024	$309,706
Net long-term capital gains	3,829,210	9,222,803

Total taxable distributions paid	$5,024,234	$9,532,509

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,615,218
Undistributed capital gains	8,838,311
Unrealized appreciation (depreciation)	41,741,221	(a)

Total accumulated earnings (deficit)	$53,194,750

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended June 30,		February 1, 2022(a) to June 30, 2022(b)

	2024	2023

Net asset value, beginning of period	$ 17.33	$ 15.93	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.05	.07	.01

Net realized and unrealized gain (loss) on investments	2.51	2.82	(3.47)

Net increase (decrease) in net asset value from operations	2.56	2.89	(3.46)

Less: Dividends and Distributions

Dividends from net investment income	(.06)	(.03)	– 0	–

Distributions from net realized gain on investments	(.54)	(1.46)	– 0	–

Total dividends and distributions	(.60)	(1.49)	– 0	–

Net asset value, end of period	$ 19.29	$ 17.33	$ 15.93

Total Return

Total investment return based on net asset value(e)	15.34%	19.32%	(17.84)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$505	$332	$25

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.90%	.89%	.90	%(h)

Expenses, before waivers/ reimbursements(f)(g)†	1.16%	1.18%	1.42	%(h)

Net investment income(d)	.27%	.44%	.13	%(h)

Portfolio turnover rate	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01	%(h)

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended June 30,		May 2, 2022(a) to June 30, 2022(b)
	2024	2023

Net asset value, beginning of period	$ 17.21	$ 15.92	$ 17.38

Income From Investment Operations

Net investment loss(c)(d)	(.08)	(.06)	(.01)

Net realized and unrealized gain (loss) on investments	2.48	2.81	(1.45)

Net increase (decrease) in net asset value from operations	2.40	2.75	(1.46)

Less: Distributions

Distributions from net realized gain on investments	(.54)	(1.46)	– 0	–

Net asset value, end of period	$ 19.07	$ 17.21	$ 15.92

Total Return

Total investment return based on net asset value(e)	14.43%	18.36%	(8.40)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31	$26	$54

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	1.65%	1.64%	1.64	%(h)

Expenses, before waivers/ reimbursements(f)(g)†	2.13%	2.10%	3.44	%(h)

Net investment loss(d)	(.46)%	(.38)%	(.43	)%(h)

Portfolio turnover rate	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01	%(h)

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,	January 1, 2022 to June 30, 2022(b)	Year Ended December 31,
2024	2023	2021	2020	2019

Net asset value, beginning of period	$ 17.37	$ 15.95	$ 21.71	$ 18.83	$ 13.94	$ 10.59

Income From Investment Operations

Net investment income (loss)(c)(d)	.09	.09	.01	.11	(.06)	.09

Net realized and unrealized gain (loss) on investments	2.51	2.84	(5.77)	4.83	5.26	3.34

Net increase (decrease) in net asset value from operations	2.60	2.93	(5.76)	4.94	5.20	3.43

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.05)	– 0	–	(.13)	(.00	)(i)	(.08)

Distributions from net realized gain on investments	(.54)	(1.46)	– 0	–	(1.93)	(.31)	– 0	–

Total dividends and distributions	(.64)	(1.51)	– 0	–	(2.06)	(.31)	(.08)

Net asset value, end of period	$ 19.33	$ 17.37	$ 15.95	$ 21.71	$ 18.83	$ 13.94

Total Return

Total investment return based on net asset value(e)	15.56%	19.55%	(26.56)%	26.26%	37.34%	32.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$104,065	$125,881	$109,204	$191,746	$181,969	$100,714

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.65%	.64%	.65	%(h)	.12%	1.09%	.43%

Expenses, before waivers/ reimbursements(f)(g)†	.91%	.99%	1.00	%(h)	.36%	1.32%	.84%

Net investment income (loss)(d)	.53%	.55%	.14	%(h)	.54%	(.38)%	.69%

Portfolio turnover rate	33%	45%	17%	37%	51%	41%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01	%(h)	.00%	.01%	.01%

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Year Ended June 30,		February 1, 2022(a) to June 30, 2022(b)
	2024	2023

Net asset value, beginning of period	$ 17.36	$ 15.95	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.10	.10	.03

Net realized and unrealized gain (loss) on investments	2.50	2.82	(3.47)

Net increase (decrease) in net asset value from operations	2.60	2.92	(3.44)

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.05)	– 0	–

Distributions from net realized gain on investments	(.54)	(1.46)	– 0	–

Total dividends and distributions	(.63)	(1.51)	– 0	–

Net asset value, end of period	$ 19.33	$ 17.36	$ 15.95

Total Return

Total investment return based on net asset value(e)	15.55%	19.52%	(17.74)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,477	$15,695	$8

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.65%	.64%	.65	%(h)

Expenses, before waivers/ reimbursements(f)(g)†	.84%	.75%	1.02	%(h)

Net investment income(d)	.54%	.64%	.36	%(h)

Portfolio turnover rate	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00	%(h)

See footnote summary on page 25.

24 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of distribution.

(b)	The Fund changed its fiscal year end from December 31 to June 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the years ended June 30, 2024, June 30, 2023, the period ended June 30, 2022, the years ended December 31, 2020 and December 31, 2019, such waiver amounted to 0.01%, 0.01%, 0.01% (annualized), 0.01% and 0.01%, respectively.

(g)	The expense ratios presented below exclude interest expense:

	Year Ended June 30,		January 1, 2022 to June 30, 2022(b)(h)		Year Ended December 31,
	2024	2023			2021	2020	2019

Class A
Net of waivers/ reimbursements	.89%	.89%	.90	%(a)	N/A	N/A	N/A
Before waivers/ reimbursements	1.15%	1.18%	1.42	%(a)	N/A	N/A	N/A
Class C
Net of waivers/ reimbursements	1.65%	1.64%	1.64	%(a)	N/A	N/A	N/A
Before waivers/ reimbursements	2.13%	2.10%	3.44	%(a)	N/A	N/A	N/A
Advisor Class
Net of waivers/ reimbursements	.64%	.64%	.65%		.12%	1.09%	.43%
Before waivers/ reimbursements	.90%	.99%	1.00%		.36%	1.32%	.84%
Class Z
Net of waivers/ reimbursements	.64%	.64%	.65	%(a)	N/A	N/A	N/A
Before waivers/ reimbursements	.84%	.75%	1.02	%(a)	N/A	N/A	N/A

(h)	Annualized.

(i)	Amount is less than $0.005.

See notes to financial statements.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of AB Sustainable US Thematic Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Sustainable US Thematic Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period from January 1, 2022 to June 30, 2022, and for each of the three years in the period ended December 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, the period from January 1, 2022 to June 30, 2022, and for each of the three years in the period ended December 31, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

26 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2024

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 27

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2024. For corporate shareholders 49.95% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 55.38% of dividends paid as qualified dividend income. The Fund designates $3,829,210 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

28 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable US Thematic Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters

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as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the

30 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2022. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2023 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 31

that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those

32 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 33

NOTES

34 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 35

NOTES

36 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

AB SUSTAINABLE US THEMATIC PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SUT-0151-0624

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 30, 2024